Post-Employment and Other Long-Term Employees Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Expected amortization of actuarial losses in year 2016	$ 9
Pension plans with accumulated benefit obligations in excess of plan assets, accumulated benefit obligation	738	$ 547
Pension plans with accumulated benefit obligations in excess of plan assets, fair value of plan assets	443	284
Accrued benefits related to defined contribution pension plans	16	16
Annual cost of defined contribution plans	70	70	$ 81
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plans with benefit obligations in excess of plan assets, benefit obligation	811	653
Pension plans with benefit obligations in excess of plan assets, fair value of plan assets	464	302
Employer contributions	27	$ 28
Expected contribution in cash	$ 28